Supplemental Natural Gas Disclosures - Capitalized Costs Related to Natural Gas Producing Activities (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Proved natural gas properties	$ 76,277
Accumulated depreciation, depletion and amortization and valuation allowances	(54,071)
Net capitalized costs	$ 22,206